Document and Entity Information	Mar. 11, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001928561
Entity Registrant Name	Bitwise Funds Trust
Prospectus Date	Mar. 11, 2025
Document Creation Date	Mar. 11, 2025
Document Effective Date	Mar. 11, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Mar. 11, 2025
Bitwise Bitcoin Standard Corporations ETF | Bitwise Bitcoin Standard Corporations ETF
Prospectus:
Trading Symbol	OWNB